OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS

	June 30,	December 31,
	2022	2021
	(Unaudited)
Consumables and spare parts	$172,175	$136,623
Prepaid taxes	808,373	555,929
Prepaid expenses	394,949	238,516
Other receivables	246,898	8,933
Prepayment and other current assets	$1,622,395	$940,001

Durable spare parts	$987,967	$123,611
Cash collateral	150,000	545,908
Deposit and others	100,000	250,000
Other assets - non current	$1,237,967	$919,519